Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

Note 9 – Leases

On July 1, 2021, we adopted ASC Topic 842 (the “new lease standard”) by applying the modified retrospective approach to all leases on July 1, 2021. Under this guidance, lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases. We elected the package of practical expedients upon transition that permits us to not reassess (1) whether any contracts entered into prior to adoption are or contain leases, (2) the lease classification of existing leases and (3) initial direct costs for any leases that existed prior to adoption.

We determine if an arrangement is or contains a lease at inception. Our assessment is based on (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period and (3) whether we have the right to direct the use of the asset. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The lease classification affects the expense recognition in the statement of income. Operating lease costs are recorded entirely in operating expenses. Finance lease costs are split, where amortization of the ROU asset is recorded in operating expenses and an implied interest component is recorded in interest expense.

Under the new lease standard, operating leases (as lessee) are included in Operating lease right-of-use assets. Operating lease amortization of right of use assets, Operating lease right of use assets, net, Current operating lease liabilities and Noncurrent operating lease liabilities in our accompanying balance sheets. ROU assets and lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. The ROU asset includes any lease payments made but excludes lease incentives and initial direct costs incurred, if any. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Lease extensions

Many of our leases have options to either extend or terminate the lease. In determining the lease term, we considered all available contract extensions that are reasonably certain of occurring.

Significant assumptions and judgments

Incremental borrowing rate. As most of the leases do not provide an implicit interest rate, we use our incremental borrowing rate (“IBR”) at the commencement of the lease and estimate the IBR for each lease agreement taking into consideration lease contract term, collateral and entity credit ratings, and use sensitivity analyses to evaluate the reasonableness of the rates determined.

Lease balances and costs

All of the lease agreements that we have entered into are classified as operating leases.

Effective July 15, 2019, we entered into an agreement to lease usage of our Hong Kong office with a third-party entity. The lease was for 5 years term. The lease expired during the year ended June 30, 2025 and we did not renew the lease.

Effective August 2, 2021, we entered into an agreement to lease usage of our Hong Kong office with a third-party entity. The lease was for 3 years term. We renewed the lease during the six months ended December 31, 2024. The lease was for 3 years term.

During the years ended June 30, 2024 and 2025, we entered into agreements to lease usage of office space and staff quarters with third parties. The leases were for a three-year term and two-year term respectively.

All the above leases were classified as operating at the inception of the lease. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the commencement date. Because the leases do not provide an explicit or implicit rate of return, the Company determines incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments on an individual lease basis. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term, which ranged from 5% to 5.88%. The lease does not contain any residual value guarantees or material restrictive covenants. The Company has no finance lease. The components of lease expense consist of the following:

	Classification	Six months ended December 31, 2025	Six months ended December 31, 2024
Operating lease costs	General and administrative expenses	$162,556	$159,406
Operating lease costs	Research and development expenses	-	-

Balance sheet information related to leases consists of the following:

	Classification	December 31, 2025	June 30, 2025
Assets
Operating lease – ROU assets	Right-of-use assets	$386,302	$544,385

Liabilities
Operating lease liabilities	Current portion	$258,124	$312,780
Operating lease liabilities	Non-current portion	128,178	231,635
Total lease liabilities		$386,302	$544,415

Weighted average remaining term (years)
Operating leases		1.11	0.46

Weighted average discount rate
Operating leases		5.88%	5.22%

The following table sets forth the Company’s minimum lease payments in future periods:

December 31, 2025
For the years ending December 31,
2026	$278,722
2027	124,799
Total minimum lease payments	$403,521
Less: imputed interest	(17,219)

Total:	$386,302